Note 6 - Income Taxes	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
6
.   INCOME TAXES

Components of tax expense (benefit) are as follows:

	Year Ended March 31
	201 8	2017
Federal
Current	$—	$(714,684)
Deferred	1,178,073	(644,865)
	1,178,073	(1,359,549)
State
Current	38,742	—
Deferred	91,075	(112,583)
	129,817	(112,583)
Total	$1,307,890	$(1,472,132)

The effective tax rate for fiscal
2018
was impacted by the Tax Cuts and Jobs Act (the “Tax Act”), enacted on
December 22, 2017
by the U.S. government. The Tax Act makes broad and complex changes to the U.S. tax code, including, but not
limited to, reducing the U.S. federal corporate tax rate and repealing the deduction for domestic production activities.

The Tax Act reduced the federal corporate tax rate applicable to the Company from
34%
to
21%
effective
January 1, 2018.
In accordance with Section
15
of the Internal Revenue Code, the Company has utilized a blended rate of approximately
30.8%
to compute federal tax expense for fiscal
2018.
The blended rate is calculated by applying prorated percentages, based on the number of days prior to and subsequent to the
January 1, 2018
effective date, to the tax rate applicable for the respective pre and post effective periods. The
21%
federal corporate tax rate will apply to fiscal years ending
March 31, 2019
and each year thereafter.

As a result of the change to the corporate tax rate, the Company was required to re-measure its net deferred tax assets and liabilities using the tax rate that will apply when those amounts are expected to reverse. The re-measurement of deferred tax assets and liabilities at the new tax rate resulted in a provisional noncash tax benefit of approximately
$77,000
due to the reduction of the Company’s net deferred tax liability position. The Company previously provided an estimated provisional tax expense of approximately
$240,500
in the Form
10
-Q for the quarter ended
December 31, 2017.
The change in the provisional impact is primarily due to a change in the expected depreciation related timing differences for the pipe-finishing facility placed into service during fiscal
2018.

On
December 22, 2017,
the Securities and Exchange Commission issued Staff Accounting Bulletin
118
(“SAB
118”
), which provides guidance on accounting for tax effects of the Tax Act. SAB
118
provides a measurement period, which should
not
extend beyond
one
year form the Tax Act enactment date, for companies to complete the accounting under Accounting Standards Codification
740
(“ASC
740”
). In accordance with SAB
118,
a company must reflect the income tax effects of those aspects of the Tax Act for which the accounting under ASC
740
is complete. To the extent that a company’s accounting for certain income tax effects of the Tax Act is incomplete but it is able to determine a reasonable estimate, it must record a provisional estimate to be included in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply ASC
740
according to the tax laws that were in effect immediately before the enactment of the Tax Act. While the Company is able to make reasonable estimates of the impact of the Tax Act, the final impact of the Tax Act may
differ from these estimates, due to, among other things, changes in the Company’s interpretations and assumptions, additional guidance that may
be issued and actions the Company
may
take. The accounting is expected to be complete by the time the Company’s
2017
U.S. corporate income tax return is filed in
2018.
Future adjustments to the provisional numbers will be recorded as discrete adjustments to income tax expense in the period in which those adjustment become estimable and/or are finalized.

The U.S. federal statutory income tax rate is reconciled to the effective rate as follows:

	Year Ended March 31
	201 8	2017
Income tax expense (benefit) at U.S. federal statutory rate (1)	30.8%	(34.0%	)
Benefit due to tax reform	(2.0)	—
Current year state and local income taxes net of federal income tax benefit	3.4	(1.7)
Other	—	0.2
Provision for (benefit from) income taxes	32.2%	(35.5%	)

(1)	The statutory rate for fiscal 2018 is a blended rate due to the Tax Cuts and Jobs Act enacted by the U.S. government on December 22, 2017.

The Company’s tax returns
may
be subject to examination by the Internal Revenue Service for the fiscal years ended
March
31,
2015
through
March
31,
2017.
State and local returns
may
be subject to examination for fiscal years ended
March
31,
2014
through
March
31,
2017.

Deferred income taxes are provided for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s consolidated deferred tax assets (liabilities) are as follows:

	March 31
	201 8	2017
Deferred tax liabilities:
Depreciation	$(1,053,139)	$(507,970)
Total deferred tax liabilities	(1,053,139)	(507,970)
Deferred tax assets:
Inventory capitalization	114,428	166,979
LIFO Inventory	484,016	783,645
Postretirement benefits other than pensions	36,762	187,096
Net operating loss carryforward - Federal	184,668	343,729
Net operating loss carryforward - State	21,507	112,583
Other	108,560	79,888
Total deferred tax assets	949,941	1,673,920
Net deferred tax asset (liability)	$(103,198)	$1,165,950